CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Net loss	$ (12,875,313)	$ (19,483,138)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,026,483	2,396,966
Amortization	3,148,055	1,757,393
Gain on extinguishment of debt	0	(803,079)
Gain on forgiveness of debt	0	(3,896,108)
Amortization of preferred stock fair value	0	(545,509)
Income tax benefit	(733,994)	(1,943,741)
Gain on sale of property	(5,938,150)	0
Bad debt expense	202,761	3,028,757
Employee stock compensation	704,736	298,063
Amortization of debt discounts	0	1,436,052
Operating lease expense	1,006,683	412,898
Impairment loss on equity investment	0	1,350,000
Impairment loss of intangible asset and goodwill	0	367,519
Write off of inventory	691,061	237,192
Change in current assets and liabilities:
Accounts receivable	(5,467,529)	(4,235,353)
Inventory	(1,529,776)	(6,795,719)
Contract assets	(524,884)	(160,483)
Prepaid expenses and other assets	(1,970,803)	(87,950)
Accounts payable	724,576	725,596
Accrued expenses	1,675,884	614,399
Contract liabilities	(1,075,164)	332,032
Operating lease liability	(642,822)	(429,529)
Net cash used in operating activities	(19,578,196)	(25,423,742)
INVESTING ACTIVITIES:
Capital expenditures	(1,067,157)	(3,571,253)
Proceeds from sale of asset	140,710	0
Proceeds from sale of building	12,454,943	0
Cash paid in international technology agreement	(250,000)	0
Cash paid for acquisitions	0	(37,324,035)
Cash paid for equity investment	0	(350,000)
Cash assumed in acquisition	0	81,442
Net cash used in investing activities	11,278,496	(41,163,846)
FINANCING ACTIVITIES:
Proceeds from the sale of common stock	11,097,462	76,492,993
Proceeds from issuances of notes payable, non-related party	500,000	16,078
Proceeds from issuances of convertible notes payable	0	408,000
Net proceeds from lines of credit	4,795,213	2,575,552
Cash paid for debt issuance costs	(266,419)	0
Cash paid for equity issuance costs	(825,000)	0
Repurchase of common stock	0	(185,850)
Repayment of mortgage	(4,642,043)	0
Repayments of notes payable, related party	0	(238,651)
Repayments of notes payable, non-related parties	(2,750,943)	(7,161,807)
Repayments of convertible notes payable	0	(1,688,464)
Cash paid on financing lease obligations	(650,695)	(637,180)
Net cash provided by financing activities	7,257,575	69,580,671
CASH , BEGINNING BALANCE	3,715,666	722,583
CASH, ENDING BALANCE	2,673,541	3,715,666
NET INCREASE (DECREASE) IN CASH	(1,042,125)	2,993,083
CASH PAID FOR:
Interest	2,231,600	1,973,818
Income taxes	0	54,058
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING ACTIVITIES:
Common stock issued for convertible note payable and accrued interest	0	1,886,896
ROU asset and operating lease obligation recognized under Topic 842	15,729,043	95,029
Equipment purchased on financing lease	243,843	0
Beneficial conversion feature on convertible notes	0	92,428
Common stock issued for acquisition	0	15,067,211
Remeasurement of finance lease liability	0	279,287
Mortgage on property purchase	0	4,680,000
Accounts receivable converted to equity investment	0	1,000,000
Issuance of shares of series D preferred stock for acquisition	0	6,653,309
Notes payable issued to the Sellers for the purchase of DTI	0	2,000,000
Conversion of series D preferred stock to Class A
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING ACTIVITIES:
Conversion of stock	0	136
Conversion of series C preferred stock to Class A
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING ACTIVITIES:
Conversion of stock	$ 0	$ 171